8. Share-based payments (Details 1)	Dec. 31, 2016 shares
Common stock shares issued	650,000
Condition One [Member] | Nonemployee Common stock [Member]
Common stock shares issued	500,000
Condition Two [Member] | Nonemployee Common stock [Member]
Common stock shares issued	150,000